Subsequent events (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
On August 4, 2021, the Company’s Board of Directors approved the anticipation of distribution to shareholders in the total amount of US$ 6,066 (R$ 31,600 million), equivalent to US$ 0.4651 (R$ 2.4225) per common and preferred shares, in two installments, as shown in the following table:

On August 4, 2021, the Company’s Board of Directors approved the anticipation of distribution to shareholders in the total amount of US$ 6,066 (R$ 31,600 million), equivalent to US$ 0.4651 (R$ 2.4225) per common and preferred shares, in two installments, as shown in the following table:

			Common Shares		Preferred Shares
Payment	Date of register	Date of Payment	Amount	Amount per Share	Amount	Amount per Share	Total Amount
1st installment – dividends	08.16.2021	08.25.2021	2,300	0.3091	1,731	0.3091	4,031
2nd installment (*)	12.01.2021	12.15.2021	1,161	0.1560	874	0.1560	2,035
Total			3,461	0.4651	2,605	0.4651	6,066
(*)	Subsequently, the Executive Officers will define the form of distribution of the 2nd installment, whether in the form of dividends or interest on capital.
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval.